Group statement of comprehensive income (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Statement of comprehensive income [abstract]
Currency translation gain (charge)	$ (382) [1]
Reclassification of cost of hedging to income statement and recognised within finance costs	$ 3

[1]	Refer to note 1(d).